Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	£ 13,363	£ 12,592	£ 13,709
Other income	5,066	4,479	4,658
Total income	18,429	17,071	18,367
Operating expenses	(12,165)	(11,927)	(10,968)
Impairment (charge) credit	(792)	(456)	(343)
Profit before tax	5,472	4,688	7,056
External assets	631,335	611,213
External liabilities	589,355	571,466
Analysis of other income:
Other income	5,066	4,479	4,658
Other items reflected in income statement above:
Depreciation and amortisation	3,420	3,371	2,851
Defined benefit scheme charge	37	11	79
Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	13,363	12,592	13,709
Other income	5,066	4,479	4,658
Total income	18,429	17,071	18,367
Operating expenses	(12,165)	(11,927)	(10,968)
Impairment (charge) credit	(792)	(456)	(343)
Profit before tax	5,472	4,688	7,056
External income	18,429	17,071	18,367
Inter-segment (expense) income	0	0	0
Total income	18,429	17,071	18,367
External assets	631,335	611,213	605,405
External liabilities	589,355	571,466	564,974
Analysis of other income:
Other income	5,066	4,479	4,658
Other items reflected in income statement above:
Depreciation and amortisation	3,420	3,371	2,851
Defined benefit scheme charge	(37)	(11)	79
Non-income statement items:
Additions to fixed assets	5,698	4,939	4,963
Retail £m | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	9,637	8,934	9,651
Other income	2,610	2,058	2,157
Total income	12,247	10,992	11,808
Operating expenses	(8,278)	(7,779)	(7,031)
Impairment (charge) credit	(734)	(457)	(831)
Profit before tax	3,235	2,756	3,946
External income	15,349	13,269	12,805
Inter-segment (expense) income	(3,102)	(2,277)	(997)
Total income	12,247	10,992	11,808
External assets	404,828	386,199	376,589
External liabilities	331,241	324,727	313,232
Analysis of other income:
Other income	2,610	2,058	2,157
Other items reflected in income statement above:
Depreciation and amortisation	2,352	2,303	1,927
Defined benefit scheme charge	0	0	0
Non-income statement items:
Additions to fixed assets	4,173	3,485	3,294
Commercial Banking | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	3,372	3,265	3,675
Other income	1,101	1,073	1,054
Total income	4,473	4,338	4,729
Operating expenses	(2,312)	(2,375)	(2,278)
Impairment (charge) credit	(59)	(2)	483
Profit before tax	2,102	1,961	2,934
External income	2,862	5,606	5,788
Inter-segment (expense) income	1,611	(1,268)	(1,059)
Total income	4,473	4,338	4,729
External assets	83,410	82,731	90,301
External liabilities	143,244	135,396	138,835
Analysis of other income:
Other income	1,101	1,073	1,054
Other items reflected in income statement above:
Depreciation and amortisation	345	337	408
Defined benefit scheme charge	0	0	0
Non-income statement items:
Additions to fixed assets	239	99	86
Other £m | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	354	393	383
Other income	1,355	1,348	1,447
Total income	1,709	1,741	1,830
Operating expenses	(1,575)	(1,773)	(1,659)
Impairment (charge) credit	1	3	5
Profit before tax	135	(29)	176
External income	218	(1,804)	(226)
Inter-segment (expense) income	1,491	3,545	2,056
Total income	1,709	1,741	1,830
External assets	143,097	142,283	138,515
External liabilities	114,870	111,343	112,907
Analysis of other income:
Other income	1,355	1,348	1,447
Other items reflected in income statement above:
Depreciation and amortisation	723	731	516
Defined benefit scheme charge	(37)	(11)	79
Non-income statement items:
Additions to fixed assets	1,286	1,355	1,583
Consumer lending | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Other income	2,066	1,516	1,552
Analysis of other income:
Other income	2,066	1,516	1,552
Consumer relationships | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Other income	544	542	605
Analysis of other income:
Other income	544	542	605
Business and Commercial Banking | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Other income	541	537	512
Analysis of other income:
Other income	541	537	512
Corporate and Institutional Banking | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Other income	560	536	542
Analysis of other income:
Other income	560	536	542
Other | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Other income	1,355	1,348	1,447
Analysis of other income:
Other income	1,355	1,348	1,447
Other £m | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Other income	1,355	1,348	1,447
Analysis of other income:
Other income	£ 1,355	£ 1,348	£ 1,447